Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 21.8%
Adeia, Inc. 6.825% due 06/08/2028		$2,262	$2,262
Advisor Group, Inc. 7.825% due 08/17/2028 ~		2,985	2,967
Aligned Data Centers International LP 7.799% due 05/16/2028 «~		8,000	8,023
Altice France SA
8.285% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	100	97
9.802% due 08/15/2028		$600	539
Apro LLC 8.049% due 07/09/2031		5,473	5,462
Aspire Bakeries Holdings LLC 8.575% due 12/13/2030		995	999
BDO U.S.A PC 9.325% due 08/31/2028 «		4,478	4,494
Cast & Crew Payroll LLC 8.075% due 12/29/2028 ~		2,992	2,890
Central Parent, Inc. 7.549% due 07/06/2029 ~		9,077	7,818
Chobani LLC 6.825% due 10/25/2027		2,963	2,967
Clover Holdings 2 LLC 7.750% due 12/09/2031 «		2,900	2,889
Comexposium
1.138% - 4.414% due 10/16/2031 «•	EUR	1,000	1,260
4.969% (EUR012M + 4.000%) due 03/28/2026 «~		1,025	1,291
CoreWeave Compute Acquisition Co. LLC TBD% - 10.322% due 05/16/2029 «µ		$5,400	5,424
Cotiviti Corp. 7.073% due 05/01/2031		2,970	2,911
Databricks, Inc.
TBD% due 01/03/2031 «µ		1,069	1,077
8.823% due 01/03/2031 «		4,831	4,867
DK Crown Holdings, Inc. 6.064% - 6.075% due 03/04/2032		200	199
Drake Software LLC 8.549% due 06/26/2031 ~		1,995	1,928
Dye & Durham Corp. 8.399% due 04/11/2031		2,380	2,389
EMRLD Borrower LP 6.933% due 05/31/2030		3,691	3,662
EP Purchaser LLC 9.061% due 11/06/2028 ~		696	699
EPIC Crude Services LP 7.302% due 10/15/2031		4,000	4,004
EPIC Y-Grade Services LP 10.044% due 06/29/2029		3,308	3,313
FleetPride, Inc. TBD% due 09/29/2028		3,691	3,426
Forward Air Corp. 8.791% due 12/19/2030 ~		1,731	1,685
Frontier Communications Corp. 6.792% due 07/01/2031		2,693	2,694
Gateway Casinos & Entertainment Ltd. 10.545% due 12/18/2030		2,646	2,679
GBT U.S. LLC 6.802% due 07/28/2031		3,990	3,976
Global Medical Response, Inc. 9.790% due 10/31/2028 ~		2,369	2,371
Golden State Foods LLC 8.564% due 12/04/2031 ~		3,980	3,998
Harp Finco Ltd. TBD% - 9.956% due 01/30/2032 «	GBP	3,865	4,893
ITT Holdings LLC 7.075% due 10/11/2030 ~		$2,977	2,983
JSG III Inc. 8.925% due 06/28/2026		916	914
KDC/ONE Development Corp., Inc. 8.325% due 08/15/2028		5,000	5,006
LABL, Inc. 9.425% due 10/30/2028 ~		2,478	2,067
LC Ahab U.S. Bidco LLC 7.325% due 05/01/2031 ~		4,975	4,944

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2025 (Unaudited)

Level 3 Financing, Inc. TBD% due 03/27/2032		200	198
Lifepoint Health, Inc. 8.052% due 05/17/2031 ~		6,650	6,464
Lummus Technology Holdings LLC TBD% due 12/31/2029		3,292	3,288
Matador Bidco SARL 8.675% due 07/30/2029 ~		2,500	2,500
MI Windows & Doors LLC 7.325% due 03/28/2031 ~		2,481	2,443
Mitnick Corporate Purchaser, Inc. 8.891% due 05/02/2029 ~		1,852	1,574
Modena Buyer LLC 8.791% due 07/01/2031 ~		4,988	4,840
Newfold Digital 7.929% due 02/10/2028 «~		2,394	1,783
Ocs Group Holdings Ltd. 10.450% due 11/27/2031 ~	GBP	5,000	6,455
Peraton Corp. 8.175% due 02/01/2028		$2,772	2,473
Phoenix Guarantor, Inc. 6.825% due 02/21/2031 ~		3,970	3,959
Polaris Newco LLC 8.302% due 06/02/2028 ~		4,961	4,761
Poseidon Bidco SASU 7.355% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	4,700	3,593
Primo Brands Corp. 6.549% due 03/31/2028		$3,950	3,939
Project Alpha Intermediate Holding, Inc. 7.549% due 10/28/2030 ~		3,970	3,966
Promotora de Informaciones SA 7.964% (EUR003M + 5.220%) due 12/31/2026 ~	EUR	2,400	2,562
Proofpoint, Inc. 7.325% due 08/31/2028 ~		$6,085	6,072
Quikrete Holdings, Inc. 6.575% due 02/10/2032		1,700	1,683
Raven Acquisition Holdings LLC
TBD% due 11/19/2031 •µ		193	191
7.575% due 11/19/2031 ~		2,707	2,677
Rockpoint Gas Storage Partners LP
1.000% due 09/18/2031		2,993	2,989
SCUR-Alpha 1503 GmbH 9.791% due 03/29/2030 ~		1,985	1,856
Spruce Bidco, Inc.
TBD% due 01/30/2032 «µ		458	453
6.000% due 02/02/2032 «	JPY	39,364	259
7.723% due 01/30/2032 «	CAD	368	253
9.325% due 01/30/2032 «		$2,033	2,008
Star Parent, Inc. 8.299% due 09/27/2030		4,975	4,763
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026 •	EUR	10,629	4,035
Stonepeak Nile Parent LLC TBD% due 02/04/2032		$2,100	2,094
Subcalidora 2 SARL 8.105% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	3,338	3,627
Syniverse Holdings, Inc. 11.299% due 05/13/2027		$5,536	5,449
Teneo Holdings LLC 9.075% due 03/13/2031		2,277	2,285
TGP Holdings III LLC 7.675% due 06/29/2028		2,538	2,329
Tidal Waste & Recycling Holdings LLC 7.799% due 10/24/2031		2,900	2,906
TIH Insurance Holdings LLC 7.049% due 05/06/2031 ~		3,700	3,681
U.S. Renal Care, Inc. 9.439% due 06/20/2028 ~		4,357	4,075
Unicorn Bay 13.000% due 12/31/2026 «	HKD	29,916	3,864
Varsity Brands, Inc. 7.819% due 08/26/2031		$6,300	6,188
Wand NewCo 3, Inc. 6.825% due 01/30/2031		4,883	4,818
WaterBridge Midstream Operating LLC 8.315% due 05/10/2029 ~		3,980	3,998
Win Waste Innovations Holdings, Inc. 8.189% due 03/24/2028		1,500	1,492

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2025 (Unaudited)

X Corp. 10.949% due 10/26/2029 ~		3,200	3,184

Total Loan Participations and Assignments (Cost $253,063)			248,094

CORPORATE BONDS & NOTES 22.1%
BANKING & FINANCE 4.0%
American Assets Trust LP 6.150% due 10/01/2034 (g)		3,600	3,602
Brandywine Operating Partnership LP
8.300% due 03/15/2028 (i)		2,000	2,073
8.875% due 04/12/2029 (i)		800	839
Burford Capital Global Finance LLC 9.250% due 07/01/2031 (i)		4,100	4,325
Charles River Re Ltd. 11.042% due 05/10/2031 •		1,900	1,942
Citadel LP 6.000% due 01/23/2030		300	305
Fortress Transportation & Infrastructure Investors LLC 7.000% due 05/01/2031 (i)		5,000	5,084
Integrity Re Ltd.
21.292% due 06/08/2026 •		650	701
27.292% due 06/08/2026 ~		650	674
Ladder Capital Finance Holdings LLLP 7.000% due 07/15/2031 (i)		3,000	3,081
MPT Operating Partnership LP 8.500% due 02/15/2032		600	612
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)(i)		8,298	5,852
Piedmont Operating Partnership LP
3.150% due 08/15/2030		3,600	3,162
6.875% due 07/15/2029 (i)		4,000	4,157
Sixth Street Lending Partners 6.125% due 07/15/2030		3,600	3,625
Starwood Property Trust, Inc. 7.250% due 04/01/2029 (i)		2,700	2,771
Strategic Credit Opportunities Partners 0.000% due 03/20/2030 «(h)		300	305
Veraison Re Ltd. 9.292% due 03/08/2033 ~		250	251
Winston RE Ltd.
10.792% due 02/21/2028 ~		250	250
14.532% due 02/26/2027 •		1,000	1,058
16.032% due 02/26/2031 •		1,000	1,050

			45,719

INDUSTRIALS 15.7%
ADT Security Corp. 4.875% due 07/15/2032		5,300	4,953
Altice France Holding SA
8.000% due 05/15/2027	EUR	1,800	596
10.500% due 05/15/2027		$2,400	705
Ascent Resources Utica Holdings LLC 6.625% due 10/15/2032 (i)		4,500	4,483
Axon Enterprise, Inc.
6.125% due 03/15/2030		500	506
6.250% due 03/15/2033		400	405
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027 (i)		2,550	2,511
Boparan Finance PLC 9.375% due 11/07/2029	GBP	4,500	5,607
Caesars Entertainment, Inc. 6.500% due 02/15/2032 (i)		$3,000	2,992
Capstone Borrower, Inc. 8.000% due 06/15/2030 (i)		3,576	3,676
Chord Energy Corp. 6.750% due 03/15/2033		1,400	1,394
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032 (c)		1,000	1,008
8.750% due 04/15/2030 (i)		5,500	5,582
Community Health Systems, Inc. 5.625% due 03/15/2027 (i)		5,700	5,448
Dcli Bidco LLC 7.750% due 11/15/2029		3,600	3,709
DISH DBS Corp. 5.750% due 12/01/2028		2,600	2,198
Diversified Gas & Oil Corp. 9.750% due 04/09/2029 «(c)		2,625	2,581
Dye & Durham Ltd. 8.625% due 04/15/2029 (i)		2,500	2,579
ELO SACA
2.875% due 01/29/2026	EUR	800	849
3.250% due 07/23/2027		3,500	3,598

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2025 (Unaudited)

Flora Food Management BV 6.875% due 07/02/2029		2,500	2,751
Global Partners LP 8.250% due 01/15/2032 (i)		$200	206
GYP Holdings Corp. 4.625% due 05/01/2029 (i)		4,300	4,027
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032 (i)		3,700	3,794
8.875% due 07/15/2028 (i)		800	835
Ingevity Corp. 3.875% due 11/01/2028 (j)		3,600	3,363
Insulet Corp. 6.500% due 04/01/2033		3,100	3,153
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028 (i)		4,000	3,895
IRB Infrastructure Developers Ltd. 7.110% due 03/11/2032		2,400	2,425
JetBlue Airways Corp. 9.875% due 09/20/2031 (i)		5,700	5,631
KBR, Inc. 4.750% due 09/30/2028 (i)		1,270	1,209
Kodiak Gas Services LLC 7.250% due 02/15/2029 (i)		2,000	2,040
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029 (i)		5,700	5,571
LABL, Inc. 8.625% due 10/01/2031 (i)		1,500	1,119
Masterbrand, Inc. 7.000% due 07/15/2032 (i)		2,700	2,698
Matador Resources Co. 6.250% due 04/15/2033 (i)		4,000	3,912
Mineral Resources Ltd. 9.250% due 10/01/2028		4,000	4,005
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032 (i)		2,500	2,479
NCR Voyix Corp. 5.250% due 10/01/2030 (j)		3,484	3,366
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		500	300
11.750% due 10/15/2028 «		3,800	3,116
NFE Financing LLC 12.000% due 11/15/2029		115	97
Noble Finance LLC 8.000% due 04/15/2030 (i)		1,700	1,700
PetSmart, Inc. 4.750% due 02/15/2028		3,200	2,998
Primo Water Holdings, Inc. 6.250% due 04/01/2029 (i)		2,500	2,495
Quikrete Holdings, Inc. 6.375% due 03/01/2032		2,200	2,216
Rand Parent LLC 8.500% due 02/15/2030 (i)		5,000	4,957
Raven Acquisition Holdings LLC 6.875% due 11/15/2031		2,100	2,044
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028 (i)		6,000	6,180
Snap, Inc. 6.875% due 03/01/2033		600	600
Stonepeak Nile Parent LLC 7.250% due 03/15/2032		500	510
Thames Water Utilities Finance PLC
1.250% due 01/31/2032	EUR	2,100	1,652
2.625% due 01/24/2032	GBP	1,430	1,348
4.375% due 01/18/2031	EUR	3,900	3,121
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (f)	GBP	49	51
Transocean, Inc. 8.000% due 02/01/2027 (i)		$4,500	4,486
Ubisoft Entertainment SA 0.878% due 11/24/2027	EUR	4,100	4,014
UKG, Inc. 6.875% due 02/01/2031 (i)		$4,000	4,061
Valaris Ltd. 8.375% due 04/30/2030 (i)		3,350	3,356
Valvoline, Inc. 3.625% due 06/15/2031		4,200	3,654
Vmed O2 U.K. Financing PLC 7.750% due 04/15/2032 (i)		7,600	7,628
Waste Pro USA, Inc. 7.000% due 02/01/2033		400	402
Weatherford International Ltd. 8.625% due 04/30/2030 (i)		3,000	3,048

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2025 (Unaudited)

Yorkshire Water Finance PLC 5.250% due 04/28/2030	GBP	2,000	2,536

			178,429

UTILITIES 2.4%
Aethon United BR LP 7.500% due 10/01/2029 (i)		$5,000	5,089
Anglian Water Services Financing PLC 6.625% due 01/15/2029 þ	GBP	2,000	2,666
Edison International 6.250% due 03/15/2030		$600	608
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		2,516	2,440
Northumbrian Water Finance PLC 4.500% due 02/14/2031	GBP	2,000	2,432
PacifiCorp 7.375% due 09/15/2055 ~		$3,500	3,554
WEC Energy Group, Inc. 0.000% due 06/15/2055 «(h)		8,000	7,901
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		3,000	3,139

			27,829

Total Corporate Bonds & Notes (Cost $250,899)			251,977

MUNICIPAL BONDS & NOTES 0.0%
MICHIGAN 0.0%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		500	400

Total Municipal Bonds & Notes (Cost $399)			400

U.S. GOVERNMENT AGENCIES 2.2%
Freddie Mac
0.000% due 08/25/2056 (b)(f)		3,188	498
0.075% due 08/25/2056 •(a)		127,935	421
0.737% due 08/25/2056 ~(a)		33,053	4,001
3.120% due 10/25/2058 ~		17,375	7,251
3.780% due 05/25/2064 ~		10,444	5,144
3.904% due 05/25/2057 •		4,902	2,014
4.432% due 02/25/2059 ~		2,515	1,066
4.541% due 08/25/2059 •		10,221	4,680
5.517% due 05/25/2060 ~		592	310

Total U.S. Government Agencies (Cost $25,372)			25,385

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.8%
AG Trust 6.335% due 07/15/2041 •		238	238
Angel Oak Mortgage Trust 4.800% due 11/25/2067 þ(i)		891	880
APS Resecuritization Trust 1.437% due 08/28/2054 ~		6,729	1,821
BDS Ltd. 5.582% due 10/21/2042 •		500	499
Bear Stearns ALT-A Trust 4.259% due 08/25/2036 ~		1,170	780
Bear Stearns Mortgage Funding Trust 4.795% due 10/25/2036 •(i)		14,135	12,511
BX Trust
7.037% due 05/15/2035 •(i)		5,000	4,993
7.359% due 01/17/2039 ~(i)		3,000	2,870
CIM Trust 5.400% due 04/25/2062 •		286	282
Citigroup Mortgage Loan Trust 3.000% due 09/25/2064 ~(i)		19,700	17,661
Colony Mortgage Capital Ltd.
6.157% due 11/15/2038 ~		3,115	3,014
7.400% due 11/15/2038 ~		2,500	2,253
Countrywide Alternative Loan Trust
5.535% due 02/25/2036 •		1,515	1,185
6.000% due 07/25/2037		987	593
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.115% due 01/25/2060 ~(i)		2,622	2,205
3.778% due 11/10/2032 •		5,200	1,043
GCAT Trust 4.250% due 05/25/2067 •(i)		902	845
GS Mortgage Securities Corp. Trust 5.566% due 07/15/2035 •		998	779
GS Mortgage-Backed Securities Trust 3.750% due 10/25/2057 (i)		2,222	2,172
HarborView Mortgage Loan Trust 4.951% due 03/19/2036 ~(i)		19,614	13,123

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2025 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust
4.916% due 04/15/2037 •	976	958
5.966% due 11/15/2035 ~	5,000	4,436
6.316% due 11/15/2035 ~	5,000	3,410
7.617% due 02/15/2035 ~	987	950
MFA Trust 6.105% due 12/25/2068 þ(i)	726	730
Mill City Mortgage Loan Trust
3.250% due 08/25/2059 ~(i)	2,850	2,435
3.250% due 10/25/2069 ~(i)	8,315	8,075
3.750% due 05/25/2058 ~	2,596	2,270
Morgan Stanley Mortgage Loan Trust 6.731% due 08/25/2036 þ	2,583	454
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.010% due 08/25/2036 þ	7,994	2,151
OBX Trust 6.465% due 10/25/2063 þ(i)	733	741
OPEN Trust 7.408% due 11/15/2040 •(i)	213	214
PRKCM Trust 7.225% due 11/25/2058 þ(i)	780	796
PRPM LLC 4.000% due 11/25/2053 þ(i)	387	381
PRPM Trust 6.221% due 11/25/2068 þ(i)	805	812
Residential Accredit Loans, Inc. Trust 6.000% due 09/25/2036	2,400	1,894
Residential Asset Securitization Trust
5.500% due 09/25/2035	5,448	2,515
6.000% due 04/25/2036	996	432
SMRT Commercial Mortgage Trust 5.320% due 01/15/2039 ~(i)	500	497
Towd Point Mortgage Trust
3.000% due 06/25/2058 ~(i)	1,687	1,584
3.500% due 03/25/2058 •(i)	13,500	12,988
4.107% due 04/25/2056 ~(i)	3,460	3,382
Verus Securitization Trust
6.259% due 12/25/2068 þ(i)	701	707
6.876% due 11/25/2068 •(i)	823	835

Total Non-Agency Mortgage-Backed Securities (Cost $124,789)		123,394

ASSET-BACKED SECURITIES 26.9%
CMBS OTHER 0.9%
MF1 LLC
5.632% due 02/18/2040 •	500	499
6.054% due 03/19/2039 •(i)	9,000	9,016
PFP Ltd. 6.154% due 09/17/2039 ~(i)	488	491

		10,006

HOME EQUITY OTHER 23.3%
Aames Mortgage Investment Trust 7.135% due 01/25/2035 ~(i)	3,500	2,663
ACE Securities Corp. Home Equity Loan Trust
4.735% due 07/25/2037 •	2,116	675
4.835% due 12/25/2036 •(i)	17,344	4,421
5.195% due 03/25/2037 ~	1,560	628
Bear Stearns Asset-Backed Securities Trust
4.705% due 01/25/2037 ~(i)	22,785	21,478
4.945% due 10/25/2036 •(i)	3,264	3,109
5.200% due 09/25/2035 •(i)	18,687	17,889
Centex Home Equity Loan Trust
4.990% due 06/25/2036 ~(i)	17,000	14,915
5.365% due 09/25/2034 •	440	434
CIT Mortgage Loan Trust 7.060% due 10/25/2037 •(i)	71,686	69,782
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 6.055% due 10/25/2034 ~	1,894	1,457
Countrywide Asset-Backed Certificates Trust
3.555% due 04/25/2036 ~(i)	7,200	5,875
5.993% due 02/25/2036 þ	574	556
Credit-Based Asset Servicing & Securitization LLC
2.831% due 01/25/2036 þ	19	16
4.715% due 10/25/2036 •(i)	7,306	6,617
GSAA Home Equity Trust
4.261% due 03/25/2036 ~(i)	4,905	2,941
4.515% due 03/25/2037 •	8,486	1,569
4.795% due 12/25/2046 ~(i)	12,721	3,725
4.895% due 12/25/2046 ~	2,206	865
4.915% due 10/25/2036 ~(i)	12,764	4,175
5.055% due 12/25/2035 ~(i)	4,363	4,236
5.155% due 12/25/2035 ~	734	663

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2025 (Unaudited)

GSAMP Trust
4.755% due 04/25/2036 ~(i)	13,122	9,708
5.005% due 02/25/2036 ~(i)	9,041	9,075
6.235% due 06/25/2035 ~	1,967	1,913
Home Equity Asset Trust 4.915% due 08/25/2036 ~(i)	3,399	3,346
HSI Asset Securitization Corp. Trust 4.635% due 04/25/2037 ~	109	71
JP Morgan Mortgage Acquisition Corp.
4.695% due 12/25/2036 ~(i)	5,169	3,229
4.795% due 08/25/2036 ~	3,470	2,246
5.537% due 10/25/2036 þ	2,009	1,213
5.830% due 07/25/2036 ~(i)	5,000	4,260
6.080% due 08/25/2036 þ	1,174	700
Long Beach Mortgage Loan Trust
4.935% due 07/25/2036 ~	1,646	634
5.085% due 09/25/2034 ~	1,094	1,065
Merrill Lynch Mortgage Investors Trust 6.310% due 04/25/2035 ~(i)	1,379	1,325
Morgan Stanley ABS Capital, Inc. Trust
4.555% due 09/25/2036 ~	780	270
6.310% due 11/25/2034 ~	1,741	1,529
New Century Home Equity Loan Trust 5.515% due 01/25/2034 ~	473	472
NovaStar Mortgage Funding Trust 4.935% due 09/25/2036 ~	4,832	1,900
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.395% due 08/25/2035 ~(i)	5,619	4,702
6.385% due 02/25/2035 ~	670	555
Popular ABS Mortgage Pass-Through Trust 4.715% due 01/25/2037 ~(i)	11,270	9,234
Renaissance Home Equity Loan Trust 5.195% due 05/25/2034 •	1,257	1,163
Residential Asset Securities Corp. Trust
4.735% due 09/25/2036 •(i)	8,650	7,923
5.230% due 02/25/2036 ~(i)	4,100	3,334
5.560% due 07/25/2035 •	2,342	2,340
Saxon Asset Securities Trust 5.335% due 12/26/2034 ~	1,456	1,410
Securitized Asset-Backed Receivables LLC Trust 4.875% due 04/25/2037 ~	1,532	1,021
Soundview Home Loan Trust
4.615% due 08/25/2037 ~	1,804	1,768
4.915% due 11/25/2036 ~	7,298	2,006
4.935% due 11/25/2036 •	266	250
5.385% due 10/25/2037 ~(i)	6,368	4,866
Structured Asset Securities Corp. Mortgage Loan Trust
5.140% due 02/25/2035 ~	1,117	1,049
6.235% due 05/25/2035 ~	1,004	830
6.685% due 04/25/2031 •(i)	2,772	2,774
7.810% due 11/25/2035 ~(i)	8,316	7,637
Wells Fargo Home Equity Asset-Backed Securities Trust 8.935% due 10/25/2034 •	1,707	1,757

		266,264

HOME EQUITY SEQUENTIAL 0.3%
Structured Asset Securities Corp. Mortgage Loan Trust 4.755% due 10/25/2036 ~(i)	3,868	3,346

WHOLE LOAN COLLATERAL 1.0%
First Franklin Mortgage Loan Trust
4.675% due 10/25/2036 ~(i)	11,341	7,357
4.915% due 05/25/2036 •	1,500	1,284
6.237% due 10/25/2033 •	2,391	2,359
6.760% due 05/25/2034 ~	196	173
Residential Asset Mortgage Products Trust 5.035% due 03/25/2036 •	302	298

		11,471

OTHER ABS 1.4%
ABSLT DE LLC 0.000% due 05/20/2033 «~	2,900	2,895
Apex Credit CLO Ltd. 0.000% due 10/20/2034 ~	5,100	2,752
College Avenue Student Loans LLC
0.000% due 06/25/2054 «(f)	5	2,654
6.610% due 06/25/2054 «	626	633
8.660% due 06/25/2054 «	902	937
Dryden Senior Loan Fund 1.000% due 04/15/2038 «~(c)	3,000	2,685

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2025 (Unaudited)

Residential Asset Mortgage Products Trust 6.238% due 01/25/2034 ~(i)		3,631	3,715

			16,271

Total Asset-Backed Securities (Cost $305,799)			307,358

SOVEREIGN ISSUES 1.1%
Avenir Issuer Ireland DAC 6.000% due 10/25/2027		2,200	2,078
Colombia Government International Bond
8.000% due 11/14/2035		1,900	1,913
8.750% due 11/14/2053		2,500	2,489
Romania Government International Bond
5.375% due 03/22/2031 (i)	EUR	2,500	2,680
5.625% due 02/22/2036 (i)		2,500	2,503
Turkey Government International Bond
45.031% due 05/20/2026 ~	TRY	46,200	1,221
45.031% due 05/17/2028 ~		4,500	112

Total Sovereign Issues (Cost $13,617)			12,996

		SHARES
COMMON STOCKS 20.9%
ENERGY 20.8%
Enbridge, Inc.		908,600	40,213
Hess Midstream LP 'A' (g)		408,570	17,278
New Fortress Energy, Inc. «(d)		18,327	143
TC Energy Corp.		486,900	22,994
Venture Global Holdings 'A' «(h)		15,699,112	157,012

			237,640

FINANCIALS 0.1%
Intelsat Emergence SA «(h)		21,303	718

Total Common Stocks (Cost $95,874)			238,358

MASTER LIMITED PARTNERSHIPS 19.8%
ENERGY 19.8%
Energy Transfer LP		3,648,999	67,835
Enterprise Products Partners LP		1,657,387	56,583
MPLX LP (j)		1,166,800	62,447
Plains All American Pipeline LP (j)		450,030	9,001
Western Midstream Partners LP (j)		313,878	12,856
Sunoco LP (j)		286,300	16,623

Total Master Limited Partnerships (Cost $161,870)			225,345

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
U.S. TREASURY BILLS 0.5%
4.292% due 04/17/2025 - 06/26/2025 (e)(f)(j)(m)		$5,192	5,156

Total Short-Term Instruments (Cost $5,157)			5,156

Total Investments in Securities (Cost $1,236,839)			1,438,463

		SHARES
INVESTMENTS IN AFFILIATES 9.1%
SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio III		10,671,242	103,874

Total Short-Term Instruments (Cost $103,848)			103,874

Total Investments in Affiliates (Cost $103,848)			103,874

Total Investments 135.2% (Cost $1,340,687)			$1,542,337
Financial Derivative Instruments (k)(l) 0.2%(Cost or Premiums, net $(1))			2,143

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2025 (Unaudited)

Other Assets and Liabilities, net (35.4)%	(404,006)

Net Assets Applicable to Common Shareholders 100.0%	$1,140,474

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					When-issued security.
(d)					Security did not produce income within the last twelve months.
(e)					Coupon represents a weighted average yield to maturity.
(f)					Zero coupon security.
(g)					This Company is structured like a Master Limited Partnership, but is not treated as a QPTP for required regulated investment company (“RIC”) asset diversification purposes.
(h)					RESTRICTED SECURITIES:

Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Intelsat Emergence SA		02/05/2020 - 02/23/2024		$1,699	$717	0.06%
Strategic Credit Opportunities Partners 0.000% due 03/20/2030		02/20/2025		300	305	0.03
Venture Global Holdings Cls 'A'		06/27/2019 - 09/07/2022		22,361	157,011	13.77
WEC Energy Group, Inc.0.000% due 06/15/2055		12/13/2024		8,000	7,901	0.69

				$32,360	$165,934	14.55%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BYR	4.860%	02/13/2025	05/14/2025		$(8,324)	$(8,377)
	4.860	02/18/2025	05/19/2025		(8,081)	(8,126)
	4.860	02/21/2025	05/19/2025		(2,972)	(2,988)
	4.880	01/09/2025	04/09/2025		(2,636)	(2,665)
CEW	4.900	03/10/2025	06/09/2025		(23,913)	(23,985)
DBL	4.650	03/24/2025	TBD(2)		(17,215)	(17,232)
DEU	4.650	02/03/2025	05/05/2025		(3,914)	(3,943)
	4.800	02/03/2025	05/05/2025		(16,031)	(16,152)
	4.800	02/10/2025	04/10/2025		(13,581)	(13,672)
	4.800	02/13/2025	04/10/2025		(2,281)	(2,296)
IND	4.770	03/17/2025	06/17/2025		(4,018)	(4,026)
	4.860	03/26/2025	07/25/2025		(1,781)	(1,782)
	4.930	03/25/2025	06/25/2025		(18,436)	(18,454)
	4.970	03/11/2025	06/11/2025		(995)	(998)
	5.010	03/11/2025	06/11/2025		(1,140)	(1,143)
MBC	2.767	01/13/2025	04/14/2025	EUR	(4,632)	(5,041)
MSB	5.310	03/21/2025	09/17/2025		$(49,908)	(49,988)
	5.410	01/13/2025	07/14/2025		(21,743)	(21,997)
MSC	5.410	01/13/2025	07/14/2025		(6,756)	(6,835)
RTA	5.375	02/26/2025	08/26/2025		(27,317)	(27,456)
	5.400	01/10/2025	07/10/2025		(23,914)	(24,203)
SOG	4.810	01/08/2025	04/08/2025		(10,404)	(10,519)
	4.830	03/18/2025	06/18/2025		(17,049)	(17,081)
	5.410	01/10/2025	07/10/2025		(19,696)	(19,934)
	5.410	03/21/2025	09/19/2025		(54,457)	(54,546)
TDM	2.500	12/20/2024	TBD(2)		(3,102)	(3,125)
WFS	4.910	03/24/2025	05/23/2025		(15,753)	(15,770)

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2025 (Unaudited)

4.960	03/24/2025	05/23/2025	(1,977)	(1,979)

Total Reverse Repurchase Agreements	$(384,313)

SHORT SALES:
Counterparty	Description	Shares	Proceeds	Payable for Short Sales

GSC	Common Stocks (4.2)%
Cheniere Energy, Inc.	37,400	$(8,793)	$(8,654)
DTE Midstream LLC	57,500	(6,167)	(5,576)
EQT Corp.	107,800	(5,826)	(5,760)
Targa Resources Corp.	28,500	(5,948)	(5,713)
GE Vernova, Inc.	17,000	(6,532)	(5,190)
Broadcom, Inc.	30,300	(6,614)	(5,083)
TransAlta Corp.	590,400	(6,880)	(5,532)
Sempra	81,700	(6,291)	(5,859)

Total Short Sales (4.2)%	$(53,051)	$(47,367)

(i)	Securities with an aggregate market value of $469,577 and cash of $1,187 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(j)

Securities with an aggregate market value of $29,745 and cash of $53,069 have been pledged as collateral as of March 31, 2025 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(324,440) at a weighted average interest rate of 5.327%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

California Carbon Allowance December Futures	12/2025	728	$22,415	$(4,279)	$0	$(80)
California Carbon Allowance Vintage December Futures	12/2026	556	18,215	83	2	(59)

Total Futures Contracts	$(4,196)	$2	$(139)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2034	$100	$(1)	$0	$(1)	$0	$0

Total Swap Agreements	$(1)	$0	$(1)	$0	$0

Cash of $3,560 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)	Unsettled variation margin liability of $(5) for closed futures is outstanding at period end.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2025	CAD	13,976	$9,767	$54	$0
04/2025	JPY	38,872	264	5	0
05/2025	HKD	31,008	3,991	1	0
BPS	04/2025	EUR	31,681	33,267	0	(990)
04/2025	$2,086	EUR	1,990	65	0
04/2025	51	JPY	7,649	0	0
05/2025	JPY	7,623	$51	0	0
05/2025	$1,796	EUR	1,665	7	0
BRC	04/2025	GBP	1,401	$1,813	3	0
04/2025	TRY	48,905	1,244	0	(14)
04/2025	$10,469	TRY	404,428	0	(133)
05/2025	TRY	19,905	$505	3	(1)
05/2025	$410	TRY	16,090	0	(10)
06/2025	TRY	65,595	$1,562	1	(3)

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2025 (Unaudited)

06/2025	$12,847	TRY	520,617	0	(448)
BSH	04/2025	121	JPY	18,094	0	0
05/2025	JPY	18,033	$120	0	0
CBK	04/2025	DKK	8,165	1,149	0	(34)
04/2025	EUR	724	793	10	0
04/2025	$48,771	CAD	69,472	0	(493)
05/2025	CAD	69,370	$48,771	493	0
DUB	04/2025	65	45	0	0
04/2025	GBP	3,865	5,002	10	0
04/2025	$3,584	DKK	24,832	15	0
05/2025	DKK	24,786	$3,584	0	(15)
FAR	04/2025	12,970	1,828	0	(52)
04/2025	$2,048	EUR	1,949	60	0
GLM	04/2025	BRL	52,574	$9,156	0	(57)
04/2025	TRY	3,189	79	0	(2)
04/2025	$9,175	BRL	52,574	38	0
JPM	04/2025	BRL	52,758	$9,049	0	(196)
04/2025	CAD	363	254	2	0
04/2025	EUR	2,148	2,317	0	(5)
04/2025	TRY	6,148	153	0	(5)
04/2025	$9,188	BRL	52,758	58	0
04/2025	6,955	CAD	9,970	0	(27)
04/2025	33,364	EUR	30,933	84	0
04/2025	70	JPY	10,581	0	0
05/2025	EUR	30,933	$33,419	0	(83)
05/2025	JPY	10,546	70	0	(1)
05/2025	$2,158	EUR	1,997	5	0
05/2025	9	TRY	341	0	0
06/2025	9,049	BRL	53,429	195	0
06/2025	8,659	MXN	178,691	0	(16)
06/2025	205	TRY	8,118	0	(7)
MBC	04/2025	EUR	43	$45	0	(2)
04/2025	$16	CAD	23	0	0
04/2025	192	DKK	1,323	0	0
05/2025	CAD	23	$16	0	0
05/2025	DKK	1,320	192	0	0
05/2025	JPY	2,543	17	0	0
MYI	04/2025	CAD	65,060	45,705	492	0
04/2025	DKK	5,022	701	0	(27)
04/2025	GBP	14,945	18,937	0	(368)
RYL	05/2025	CAD	7,256	5,081	32	0
SCX	05/2025	$299	EUR	276	0	0
SSB	04/2025	26,137	GBP	20,211	0	(29)
05/2025	GBP	20,211	$26,134	29	0

Total Forward Foreign Currency Contracts	$1,662	$(3,018)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FAR	Receive	AMZX Index	8,706	5.080% (FEDL01 plus a specified spread)	Maturity	02/04/2026	$21,111	$0	$1,647	$1,647	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	Plains All American Pipeline LP	170,000	4.930% (FEDL01 plus a specified spread)	Monthly	11/05/2025	$3,400	$0	$(13)	$0	$(13)
FAR	Receive	Plains All American Pipeline LP	706,000	4.930% (FEDL01 plus a specified spread)	Maturity	11/05/2025	12,306	0	1,834	1,834	0
Receive	Western Gas Partners LP	410,000	4.930% (FEDL01 plus a specified spread)	Maturity	11/05/2025	15,797	0	1,036	1,036	0
GST	Receive	Energy Tranfer LP	938,239	4.940% (FEDL01 plus a specified spread)	Maturity	04/15/2026	17,770	0	(358)	0	(358)
Receive	Enterprise product partners LP	398,000	4.970%	Maturity	04/15/2026	13,532	0	34	34	0
Receive	Mplx LP	399,000	4.970%	Maturity	04/15/2026	21,686	0	(367)	0	(367)

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2025 (Unaudited)

	Receive	Plains All American Pipeline LP	274,000	4.970%	Maturity	04/15/2026	5,532	0	(61)	0	(61)
	Receive	Western Gas Partners LP	117,425	4.970%	Maturity	04/15/2026	4,913	0	(111)	0	(111)

								$0	$1,994	$2,904	$(910)

Total Swap Agreements								$0	$3,641	$4,551	$(910)

(m)

Securities with an aggregate market value of $2,277 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments					$0		$201,629	$46,465		$248,094
Corporate Bonds & Notes
	Banking & Finance				0		45,414	305		45,719
	Industrials				0		172,432	5,997		178,429
	Utilities				0		19,928	7,901		27,829
Municipal Bonds & Notes
	Michigan				0		400	0		400
U.S. Government Agencies					0		25,385	0		25,385
Non-Agency Mortgage-Backed Securities					0		123,394	0		123,394
Asset-Backed Securities
	CMBS Other				0		10,006	0		10,006
	Home Equity Other				0		266,264	0		266,264
	Home Equity Sequential				0		3,346	0		3,346
	Whole Loan Collateral				0		11,471	0		11,471
	Other ABS				0		6,467	9,804		16,271
Sovereign Issues					0		12,996	0		12,996
Common Stocks
	Energy				80,485		0	157,155		237,640
	Financials				0		0	718		718
Master Limited Partnerships
	Energy				225,345		0	0		225,345
Corporate Bonds & Notes					0		0	0		0
Loan Participations and Assignments					0		0	0		0
Short-Term Instruments
	U.S. Treasury Bills				0		5,156	0		5,156

					$305,830		$904,288	$228,345		$1,438,463
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$103,874		$0	$0		$103,874

Total Investments					$409,704		$904,288	$228,345		$1,542,337

Short Sales, at Value - Liabilities
Common Stocks					(47,367)		0	0		(47,367)

					$(47,367)		$0	$0		$(47,367)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					2		0	0		2
Over the counter					0		6,213	0		6,213

					$2		$6,213	$0		$6,215
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(139)		0	0		(139)
Over the counter					0		(3,928)	0		(3,928)

					$(139)		$(3,928)	$0		$(4,067)

Total Financial Derivative Instruments					$(137)		$2,285	$0		$2,148

Totals					$362,200		$906,573	$228,345		$1,497,118

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/Settlements		Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (1)

Investments in Securities, at Value

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2025 (Unaudited)

Loan Participations and Assignments	$23,053	$33,381	$(4,707)	$86	$107	$183	$2,551	$(8,189)	$46,465	$305
Corporate Bonds & Notes
Banking & Finance	0	300	0	0	0	5	0	0	305	5
Industrials	0	2,591	0	0	0	(10)	3,416	0	5,997	(10)
Utilities	0	8,000	0	0	0	(99)	0	0	7,901	(99)
Asset-Backed Securities
Home Equity Other	74	0	(6)	1	3	(1)	0	(71)	0	0
Other ABS	2,127	5,610	0	(1)	0	498	1,570	0	9,804	498
Common Stocks
Energy	212,794	0	0	0	0	(55,639)	0	0	157,155	(55,640)
Financials	792	0	0	0	0	(74)	0	0	718	(75)

Totals	$238,840	$49,882	$(4,713)	$86	$110	$(55,137)	$7,537	$(8,260)	$228,345	$(55,016)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$17,941	Discounted Cash Flow			Discount Rate			7.360 - 9.500	8.448
		9,275	Indicative Market Quotation			Broker Quote			74.500 - 100.500	91.931
		7,865	Recent Transaction			Purchase Price			98.000 - 98.750	98.251
		11,384	Third Party Vendor			Broker Quote			99.625 - 116.500	103.993
Corporate Bonds & Notes
Banking & Finance		305	Proxy pricing			Base Price			100.000	—
Industrials		3,416	Indicative Market Quotation			Broker Quote			60.000 - 82.000	80.068
		2,581	Proxy pricing			Base Price			98.000	—
Utilities		7,901	Discounted Cash Flow			Discount Rate			7.310	—
Asset-Backed Securities
Other ABS		7,119	Discounted Cash Flow			Discount Rate			6.456 - 11.000	9.689
		2,685	Recent Transaction			Purchase Price			89.500	—
Common Stocks
Energy		143	Reference Instrument			Stock Price w/Liquidity Discount			6.000	—
		157,012	Reference Instrument			Stock Price w/Liquidity Discount		$/ %	10.300/2.900	—
Financials		718	Comparable Companies			EBITDA Multiple		X	4.660	—

Total		$228,345

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Cayman Subsidiary, NRGX SPV I LLC and NRGX SPV II LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Dynamic Income Strategy Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All intercompany transactions and balances have been eliminated. These structures were established so that certain investments could be held by separate legal entities from the Fund. See the table below for details regarding the structure, incorporation and relationship of each Subsidiary as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
Cayman Commodity Fund IX, Ltd	12/14/2018	0.5%
NRGX SPV I LLC	11/07/2022	0.0%
NRGX SPV II LLC	11/07/2022	0.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in

Notes to Financial Statements (Cont.)

markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S.

Notes to Financial Statements (Cont.)

markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$107,084	$733,362	$(736,600)	$22	$6	$103,874	$3,091	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co. LLC.
BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	RTA	RBC (Barbados) Trading Bank Corp.

BSH	Banco Santander S.A. - New York Branch	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BYR	The Bank of Nova Scotia - Toronto	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
CEW	Canadian Imperial Bank of Commerce World Markets	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	HKD	Hong Kong Dollar	TRY	Turkish New Lira
DKK	Danish Krone	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
AMZX	Alerian MLP Total Return Index	EUR012M	12 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
EUR003M	3 Month EUR Swap Rate	FEDL01	Federal funds effective rate

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	TBD	To-Be-Determined
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap